Insurance Contracts_Changes In Insurance Liability(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		₩ 34,966,683		₩ 33,412,949
Net increase (decrease)	[1]	2,695,724		1,553,734
Business combination		16,752,889
Ending		54,415,296	$ 50,101,091	34,966,683
Non-life insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		27,803,775
Ending		29,935,945		27,803,775
General Insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		1,064,913		1,054,823
Net increase (decrease)	[1]	503,828		10,090
Business combination		0
Ending		1,568,741		1,064,913
Automobile insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		1,623,846		1,492,294
Net increase (decrease)	[1]	274,026		131,552
Business combination		0
Ending		1,897,872		1,623,846
Long-term Insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		25,006,078		23,386,279
Net increase (decrease)	[1]	1,356,401		1,619,799
Business combination		0
Ending		26,362,479		25,006,078
Long-term investment contract
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		108,938		110,256
Net increase (decrease)	[1]	(2,085)		(1,318)
Business combination		0
Ending		106,853		108,938
Life Insurance Contracts Member [Member]
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		7,159,500
Ending		24,476,029		7,159,500
Pure endowment insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		5,236,128		5,233,491
Net increase (decrease)	[1]	318,109		2,637
Business combination		2,016,112
Ending		7,570,349		5,236,128
Death insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		642,963		500,571
Net increase (decrease)	[1]	404,456		142,392
Business combination		14,658,632
Ending		15,706,051		642,963
Endowment insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		1,270,855		1,621,460
Net increase (decrease)	[1]	(156,688)		(350,605)
Business combination		74,132
Ending		1,188,299		1,270,855
Group insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		524		735
Net increase (decrease)	[1]	(1,021)		(211)
Business combination		0
Ending		(497)		524
Other
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning	[2]	9,031		8,640
Net increase (decrease)	[1],[2]	(1,217)		391
Business combination	[2]	4,013
Ending	[2]	11,827		9,031
Others
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued Line Items [Line Items]
Beginning		3,407		4,400
Net increase (decrease)	[1]	(85)		(993)
Business combination		0
Ending		₩ 3,322		₩ 3,407

[1]	Includes exchange differences effect and decrease in liabilities related to investment contract.
[2]	Includes reserve for distribution of earnings to policyholders and Reserve for loss compensation on participating insurance.